Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	MRD
Entity Registrant Name	MEMORIAL RESOURCE DEVELOPMENT CORP.
Entity Central Index Key	0001599222
Entity Filer Category	Non-accelerated Filer